Revenue from Environmental Services	12 Months Ended
Dec. 31, 2018
Disclosure of revenue [Abstract]
Disclosure Of Revenue From Environmental Services [Text Block]
20.	Revenue from Environmental Services

The Corporation recorded environmental services revenue for the years ending December 31, 2018 and 2017 as follows:

Environmental Services	2018	2017
Environmental services revenue
Fee for service	$15,007	$9,882
Fixed price agreements	4,873	850

	$19,880	$10,732